Defined Contribution Plan - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of employee benefits expense [abstract]
Defined Contribution plan recognized expenses	₩ 48,210	₩ 45,936	₩ 46,023